RELATED PARTY TRANSACTIONS (Details Textual) - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Related Party Transaction [Line Items]
Percentage Of Annual Management Fee	0.50%
Accrued Management Fees	$ 29,275,035	$ 39,156,659
Series Thirty Four [Member]
Related Party Transaction [Line Items]
Repayment Of Advance From Affiliate		133,578
Series Forty Four [Member]
Related Party Transaction [Line Items]
Proceeds from Collection of Advance From An Affiliate	14,185	14,262
Series Forty Five [Member]
Related Party Transaction [Line Items]
Proceeds from Collection of Advance From An Affiliate		$ 16,568
Repayment Of Advance From Affiliate	54,659
Series Thirty Nine [Member]
Related Party Transaction [Line Items]
Repayment Of Advance From Affiliate	$ 220,455